May 3, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Barclays Global Investors Funds (the “Trust”), File Nos. 33-54126 and 811-07332

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, this letter certifies that the prospectuses and statements of additional information for the Funds of the Trust dated May 1, 2006 do not differ from those contained in Post-Effective Amendment No. 58 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 28, 2006 and is the Trust’s most recent amendment.

Please address all questions regarding this filing to the undersigned at (617) 937-7270.

Very truly yours,

/s/ Peter W. Kronberg
Peter W. Kronberg, Esq.